Key Accounting Judgements and Estimates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Turnover	£ 34,099	£ 33,754	£ 30,821
Tax charge for the year	580	953	754
Tax payable, current	545	629
Tax recoverable, current	671	262
Tax payable, non-current	176	189
Uncertain tax position charge	856	933
Legal costs	231	363
Provision for legal and other disputes	320	198
Contingent consideration and put option liabilities	1,275	83
Contingent consideration liabilities	5,869	5,479	£ 6,286	£ 6,172
Surplus on UK defined benefit schemes	£ 77	70
Percentage of decrease in discount rate	0.50%
Net pension deficit	£ 1,745
Increased annual pension cost	27
Customer return and rebate accruals	£ 5,775	5,108
Percentage of increase in discount rate	0.50%
Net pension deficit	£ 1,550
Decrease in annnual pension cost	39
Estimated Rebates Discounts or Allowance Payable To Customer [member] | US Pharmaceuticals and vaccines [member]
Disclosure of changes in accounting estimates [line items]
Turnover	7,451	7,402
Incidental deductions to turnover	12,584	11,069
Customer return and rebate accruals	4,686	4,200
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,359	5,103
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	£ 5,869	£ 5,479